Derivative Liability (Tables)	6 Months Ended
Jul. 31, 2013
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Derivative liability, January 31, 2013	$-
Fair value at commitment date	265,000
Fair value mark to market adjustment	338,300

Derivative liability, July 31, 2013	$603,300

Schedule of Assumptions used for Fair Value of Derivative Liabilities [Table Text Block]
		Commitment
	July 31, 2013	date
Risk-free interest rate	. 011%	0.14%
Expected life (years)	0.87	1.00
Expected volatility (1)	147.18%	195.11%
Estimated stock price at date of issuance	$0.80	$1.19
Dividend yields	0.00%	0.00%